Share-based compensation - anti-dilutive securities (Details) - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards - as adjusted (in shares)	22,890,392	22,717,024
Performance share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price (in euros per share)	€ 8.66	€ 8.71
Performance share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price (in euros per share)	€ 9.79	€ 9.85
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards - as adjusted (in shares)	8,015,812